Spin-Off Charges	12 Months Ended
Dec. 31, 2018
Spin-Off Charges [Abstract]
Spin-Off Charges

 Note 8. Spin-off Charges

We incurred Spin-off charges of $24 million  ($19 million, net of tax) and $13 million  ($9 million, net of tax) the years ended December 31, 2018 and 2017, respectively.

These charges include nonrecurring costs incurred to evaluate, plan and execute the Spin-off. In 2018, Spin-off charges primarily comprised $19 million of third-party consulting fees and $5 million of other incremental costs directly related to the Spin-off process. In 2017, Spin-off charges primarily comprised $12 million of third-party consulting fees and $1 million of other incremental costs directly related to the Spin-off process.

The pre-tax charges discussed above are reported in “Spin-off charges” in the accompanying consolidated and combined statements of operations and comprehensive income.

A reconciliation of the beginning and ending balances of accrued Spin-off charges, which are included in "Accrued liabilities—other" on the accompanying consolidated and combined statements of financial position, is presented as follows:

(In millions)	Accrued Spin-off Charges
Balance as of December 31, 2016	$—
Costs incurred	13
Costs paid or otherwise settled(1)	(12)
Balance as of December 31, 2017	$1
Costs incurred(1)	22
Costs paid or otherwise settled	(23)
Balance as of December 31, 2018	$—

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(1)

An additional $2 million of Spin-off charges were pre-paid in 2017 and subsequently expensed in 2018, which is included in Prepaid expenses and other assets on the accompanying consolidated and combined statements of financial position as of December 31, 2017.

During 2018, we incurred incremental capital expenditures required to effect the Spin-off of $15 million, principally reflecting costs to replicate information technology systems historically shared by ServiceMaster.